Significant accounting policies - Estimated useful lives of intangibles (Details)	12 Months Ended
Dec. 31, 2021
Patents and licenses | Minimum
Intangible assets
Estimated useful lives	5 years
Patents and licenses | Maximum
Intangible assets
Estimated useful lives	20 years
Computer Software | Minimum
Intangible assets
Estimated useful lives	1 year
Computer Software | Maximum
Intangible assets
Estimated useful lives	5 years
Artificial Intelligence intellectual property
Intangible assets
Estimated useful lives	5 years